                         CLASS A AND CLASS B SHARES OF

                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                       Supplement dated October 16, 1998
                   to the Prospectus dated September 8, 1998


Effective October 19, 1998, INVESCO (NY), Inc. will resign as sub-advisor and sub-administrator to AIM Global Telecommunications Fund (the "Fund"). A I M Advisors, Inc. will continue to serve as the manager and administrator for the Fund.

                                ADVISOR CLASS OF

                       AIM GLOBAL TELECOMMUNICATIONS FUND
                  (A SERIES PORTFOLIO OF AIM INVESTMENT FUNDS)

                       Supplement dated October 16, 1998
                   to the Prospectus dated September 8, 1998


Effective October 19, 1998, INVESCO (NY), Inc. will resign as sub-advisor and sub-administrator to AIM Global Telecommunications Fund (the "Fund"). A I M Advisors, Inc. will continue to serve as the manager and administrator for the Fund.